Leases (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 CAD ($)
Leases Details Abstract
Right-of-use assets, beginning balance	$ 4,352
Modifications and renewals	1,228
Addition	121
Depreciation expense	(880)
Right-of-use assets, ending balance	$ 4,821